Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Beginning Balance	$ 54.4	$ 47.2	$ 49.3	$ 54.4
Accounting Standards Update [Extensible List]				us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201802Member
Net income		1.0	1.6	$ 2.0
Dividends to Parent		(2.4)	(4.7)	(6.0)
Parental loan extinguishment		0.2
Other comprehensive income (loss)		0.7	1.0	(1.1)
Ending Balance		46.5	47.2	49.3	$ 54.4
Impact of adoption
Equity
Beginning Balance		(0.2)
Cumulative effect of change in accounting principles, net of taxes				0.0
Ending Balance			(0.2)
Common Stock
Equity
Beginning Balance	2.0	2.0	2.0	2.0
Ending Balance		2.0	2.0	2.0	2.0
Additional Paid-in Capital
Equity
Beginning Balance	45.2	41.8	45.2	45.2
Dividends to Parent		(2.4)	(3.4)
Parental loan extinguishment		0.2
Ending Balance		39.6	41.8	45.2	45.2
Retained Earnings
Equity
Beginning Balance	4.8	0.7	0.4	4.8
Net income		1.0	1.6	2.0
Dividends to Parent		0.0	(1.3)	(6.0)
Ending Balance		1.5	0.7	0.4	4.8
Retained Earnings | Impact of adoption
Equity
Beginning Balance		(0.2)
Cumulative effect of change in accounting principles, net of taxes	(0.4)			(0.4)
Ending Balance			(0.2)
Accumulated Other Comprehensive Income
Equity
Beginning Balance	$ 2.4	2.7	1.7	2.4
Other comprehensive income (loss)		0.7	1.0	(1.1)
Ending Balance		$ 3.4	$ 2.7	1.7	$ 2.4
Accumulated Other Comprehensive Income | Impact of adoption
Equity
Cumulative effect of change in accounting principles, net of taxes				$ 0.4